INVESTMENT IN A MAJORITY-OWNED COMPANY (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 31, 2000	Dec. 31, 2012
INVESTMENT IN A MAJORITY-OWNED COMPANY [Abstract]
Additional ownership percentage purchased	16.00%
Nominal value of investment	$ 1
Loan to third party investor, later written down	$ 275
Interest rate on loans	0.70%
Ownership percentage		66.00%